Intangible Asset, Net	6 Months Ended
Jun. 30, 2023
Intangible Asset, Net [Abstract]
Intangible asset, net

7. Intangible asset, net

Intangible asset, net consists of the following:

	As of December 31, 2022	As of June 30, 2023
		(Unaudited)
	RMB	RMB
Cost:
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(909,941)	(1,402,863)
Intangible asset, net	48,717,132	48,224,210

Amortization expense for the six months ended June 30, 2022 and 2023 amounted to RMB82,154 and RMB492,922, respectively.

As of December 31, 2022 and June 30, 2023, land use right with net book value of RMB48,717,132 and RMB48,224,210 was pledged as collateral under a loan arrangement, respectively (also see Note 10).

As of June 30, 2023, the future estimated amortization expenses are as below.

As of June 30,	2023
(Unaudited)
RMB
Remaining of 2023	492,922
2024	985,844
2025	985,844
2026	985,844
2027	985,844
Thereafter	43,787,912
Total	48,224,210